united states
                            securities and exchange commission
                                  washington, d.c. 20549

                                        form n-csr

                certified shareholder report of registered management
                                    investment companies

Investment Company Act file number  811-09541

Ameriprime Advisors Trust
                           (Exact name of registrant as specified in charter)

431 North Pennsylvania Street, Indianapolis, IN                 46204
         (Address of principal executive offices)             (Zip code)

Timothy Ashburn, Unified Fund Services, Inc., 431 North Pennsylvania Street
                                                     Indianapolis, IN 46204
                           (Name and address of agent for service)

Registrant's telephone number, including area code: 317-917-7000

Date of fiscal year end: 08/31

Date of reporting period: 08/31/03

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

Item 1.  Reports to Stockholders.

===============================================================================
                               Monteagle Funds
===============================================================================












                                  Annual Report

                                 August 31, 2003








                                   Fund Advisor:

                          Nashville Capital Corporation
                                209 10th Avenue South
                                      Suite 332
                                 Nashville, TN 37203


                             Toll Free: (877) 272-9746

                        Monteagle Fixed Income Fund


Returns for the Periods Ended August 31, 2003

                                                                               Average Annual
                                              1 Year           3 Year           Total Return
                                          Average Annual   Average Annual     Since Inception
                                           Total Return     Total Return     (December 20, 1999)
                                              ------------------------------------------------

Monteagle Fixed Income Fund                     3.06%           8.03%               7.77%
Lehman Interm. Govt. Credit Bond Index          5.25%           8.39%               8.14%

                               Growth of a $10,000 Investment

            Monteagle Fixed Income Fund     Lehman Interm Govt Credit Bond Index

 12/20/99                10,000.00                        10,000.00
  2/29/00                10,004.40                        10,014.57
  8/31/00                10,464.12                        10,490.98
  2/28/01                11,424.56                        11,263.39
  8/31/01                11,851.70                        11,780.43
  2/28/02                12,206.75                        12,120.37
  8/31/02                12,799.95                        12,692.09
  2/28/03                13,250.15                        13,322.44
  8/31/03                13,191.42                        13,358.33

     This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Lehman Brothers Intermediate Gov. Credit Bond Index on December 20, 1999 (commencement of operations) and held through August 31, 2003. The Lehman Brothers Intermediate Gov./Credit Bond Index is a widely recognized unmanaged index of bond prices and is representative of a broader market and range of securities than is found in the Monteagle Fixed Income Fund portfolio. Individuals cannot invest directly in an index. Performance figures reflect the change in value of the bonds in the Index, and are not annualized. The Index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. For more information on the Monteagle Fixed Income Fund, please call 1-800-459-9084 to request a prospectus. Investing in the Fund involves certain risks that are discussed in the Fund's prospectus. Please read the prospectus carefully before you invest or send money.

Management Discussion

     The fund seeks to realize its investment objectives by investing at least 80% of its assets in fixed income securities, including the following:

o        U. S. Government Obligations
o        Government Sponsored Enterprises (Agencies) Obligations
o        Taxable Municipal bonds
o        Corporate Debt instruments

The fund's performance is affected by various elements of risk, including:

Interest Rates:

     In general, shorter term interest rates (two years and less) were lower, and longer term interest rates (five years and greater) were higher at the end of the fund's fiscal year than they were at the beginning. However, for most of the year, interest rates were at historic lows. Most of the price appreciation and positive returns for the year were generated in the first three quarters.

Duration/Average Maturity of Assets:

     Over the last year, fixed income securities having longer maturities outperformed those of shorter duration. The fund's overall average maturity remained fairly constant throughout the year at 4.1 years. The fund's performance was negatively impacted by keeping its duration shorter than past years. Given the relatively low absolute levels of interest rates, we continue to be cautious in our expectations of price appreciation in the fixed income markets.

Credit Risk:

     The overall credit quality of the Fund's assets is AA-, the fourth highest rating of ten levels that comprise the Investment Grade Market. The fund's performance was positively affected by an increased allocation in Corporate bonds versus U.S. Treasury notes and Agency bonds. This sector performed well based on expectations of economic recovery and increased demand for current higher yielding assets.

Sincerely,

HOWE AND RUSLING, INC.

                      Monteagle Opportunity Growth Fund

Returns for the Periods Ended August 31, 2003

                                                                                                   Average Annual
                                                   1 Year                   3 Year                  Total Return
                                               Average Annual           Average Annual            Since Inception
                                                Total Return             Total Return           (December 20, 1999)
                                            ----------------------------------------------------------------------------

Monteagle Opportunity Growth Fund                  4.17%                   -21.74%                    -15.45%
S & P 500 Index                                    12.06%                  -11.43%                     -8.39%

                              Growth of a $10,000 Investment

               Monteagle Opportunity Growth Fund          S & P 500

 12/20/99                10,000.00                        10,000.00
  2/29/00                17,100.00                         9,318.02
  8/31/00                11,210.00                        10,410.25
  2/28/01                 6,190.78                         8,554.43
  8/31/01                 5,732.20                         7,872.44
  2/28/02                 5,732.20                         7,741.15
  8/31/02                 5,158.98                         6,454.65
  2/28/03                 4,514.11                         5,984.25
  8/31/03                 5,373.94                         7,232.91

     This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on December 20, 1999 (commencement of operations) and held through August 31, 2003. The S&P 500 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Monteagle
Opportunity Growth Fund portfolio. Individuals cannot invest directly in an index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures reflect the change in value of the stocks in the Index plus reinvestment of dividends and are not annualized. The Index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. For more information on the Monteagle Opportunity Growth Fund, please call 1-800-459-9084 to request a prospectus. Investing in the Fund involves certain risks that are discussed in the Fund's prospectus. Please read the prospectus carefully before you invest or send money.

Management Discussion

     The U.S. markets edged higher during the past quarter, spurred by rising corporate profits, growth in capital spending, continued consumer spending and a red-hot housing market. The quarter marked the first back-to-back quarterly gains since 2000. Stocks have gained considerable momentum during the past six months - after a brief war-related pause in the first quarter - putting all major stock indices on track for their first winning year since 1999.


                    OUTLOOK FOR THE US STOCK MARKET

     The US economy shows unmistakable signs of moving from recovery to expansion during this second half of 2003. It is expected to grow at its strongest pace in almost four years. Despite continued job losses in the manufacturing sector, August marked the fourth straight month in which new orders and production numbers grew. Consensus estimates now predict S&P 500 Index earnings will climb 14.9% for the September quarter, and 21.5% for the December quarter.

     Fiscal policy is very stimulative as defense spending soars, tax rebates arrive and withholding tax rebates decline. Monetary policy remains extraordinarily accommodative. The lowest interest rates in 45 years, the third largest tax cut in US history, $6.4 trillion in cash on the side lines and more than $1 trillion of new M-3 money should accelerate economic growth in future months and push stock prices to still higher levels.

Respectfully submitted,

T. H. Fitzgerald, Jr.
President
T.H. Fitzgerald & Co.

                                               Monteagle Value Fund


Returns for the Periods Ended August 31, 2003

                                                                                             Average Annual
                                             1 Year                   3 Year                  Total Return
                                         Average Annual           Average Annual            Since Inception
                                          Total Return             Total Return           (December 20, 1999)
                                      ---------------------------------------------------------------------------

Monteagle Value Fund                         13.49%                   3.48%                      7.17%
Russell 2000 Value Index                     23.68%                  11.28%                     14.51%

                             Growth of a $10,000 Investment

                     Monteagle Value Fund            Russell 2000 Value Index

 12/20/99                10,000.00                         10,000.00
  2/29/00                 9,240.00                         10,832.56
  8/31/00                11,660.00                         11,978.01
  2/28/01                12,762.14                         13,212.61
  8/31/01                13,707.48                         14,138.94
  2/28/02                13,843.26                         14,966.57
  8/31/02                11,384.57                         13,347.24
  2/28/03                10,092.48                         12,212.82
  8/31/03                12,920.27                         16,507.56


     This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the Russell 2000 Value Index on December 20, 1999 (commencement of operations) and held through August 31, 2003. The Russell 2000 Value Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Monteagle Value Fund portfolio. Individuals cannot invest directly in an index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance figures reflect the change in value of the stocks in the Index plus reinvestment of dividends and are not annualized. The Index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. For more information on the Monteagle Value Fund, please call 1-800-459-9084 to request a prospectus. Investing in the Fund involves certain risks that are discussed in the Fund's prospectus. Please read the prospectus carefully before you invest or send money.

Management Discussion

     The investment climate for the Monteagle Value Fund for the year ended August 31, 2003 changed dramatically during the past twelve months. The continued record low interest rates and the prospects for sustained economic recovery greeted investors with a significant rally in stock prices since March 11, 2003. Additionally, the European and Far Eastern economies appear to be entering economic recovery as well.

     With fifty year lows achieved in the U.S. Treasury Bill rates in the second quarter, the foundation has been laid by policy makers for substantial capital formation for the coming months. However, the U.S. bond market rally came to an abrupt halt in the second quarter with investors choosing alternative investments for income, like higher paying dividend stocks. The accommodative Fed policy now and in the past twelve months has calmed the equity markets during the past twelve months as most major indices moved into positive returns reversing the three year decline in stock prices.

     Over the past six months, since March, the equity market has experienced positive price changes in almost all industrial sectors, especially the economically sensitive industries. Market weakness has been confined to defensive industry groups including pharmaceuticals, electric utility companies, commercial banks, and packaged food companies. Additionally, small and mid-capitalization issues have outperformed large capitalization companies.

     The prospects for market sustainability remain high as economic recovery continues to accelerate. The passing of the Tax Reduction Bill this spring has reduced taxes for most in the United States which will put real money into the economy. The Federal Reserve policy remains accommodative and is now favoring inflation for the first time under the watchful eye of Alan Greenspan. Already in the past twelve months, most major commodities have experienced double digit percentage increases in price.

     The Monteagle Value Fund investment objectives remain to offer investors a lower risk portfolio of stocks to produce long-term capital growth.

Sincerely,

Russell L. Robinson
President
Robinson Investment Group

                            Monteagle Large Cap Equity Fund

Returns for the Periods Ended August 31, 2003

                                                                                             Average Annual
                                             1 Year                   3 Year                  Total Return
                                         Average Annual           Average Annual             Since Inception
                                          Total Return             Total Return            (January 18, 2000)
                                      ----------------------------------------------------------------------------

Monteagle Large Cap Fund                      8.01%                  -20.46%                     -17.46%
S & P 500 Index                              12.06%                  -11.42%                     -8.32%

                            Growth of a $10,000 Investment

                       Monteagle Large Cap Fund           S & P 500

   1/18/00                   10,000.00                   10,000.00
   2/29/00                    9,430.00                    9,404.18
   8/31/00                    9,920.00                   10,506.51
   2/28/01                    7,562.49                    8,633.52
   8/31/01                    6,702.20                    7,945.23
   2/28/02                    6,041.99                    7,816.20
   8/31/02                    4,621.52                    6,517.24
   2/28/03                    4,221.39                    6,042.27
   8/31/03                    4,991.64                    7,303.04

     This chart shows the value of a hypothetical initial investment of $10,000 in the Fund and the S&P 500 Index on January 18, 2000 (commencement of operations) and held through August 31, 2003. The S&P 500 Index is a widely recognized unmanaged index of common stock prices and is representative of a broader market and range of securities than is found in the Monteagle Large Cap Fund portfolio. Individuals cannot invest directly in an index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares Performance figures reflect the change in value of the stocks in the Index plus reinvestment of dividends and are not annualized. The Index returns do not reflect expenses, which have been deducted from the Fund's return. THE FUND'S RETURN REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. Investment returns and principal value will fluctuate so that your shares, when redeemed, may be worth more or less than their original purchase price. For more information on the Monteagle Large Cap Fund, please call 1-800-459-9084 to request a prospectus. Investing in the Fund involves certain risks that are discussed in the Fund's prospectus. Please read the prospectus carefully before you invest or send money.

Management Discussion

     The fund seeks to realize its investment objectives by investing in common stocks, at least 80% of which have a market capitalization of at least $15 billion.

     The fund's performance is affected by conditions in the U. S. stock market and the economies of the U.S. and the western world.

     The year ending August 31 witnessed abnormally high volatility in U.S. stock prices, but these 12 months ended on a positive note. Large cap stocks had just begun to outperform the S&P 500 stock index. This fund was no exception.

     In the last 6 months of the fund's fiscal year, a disproportionate part of the progress was contributed by the industrial and consumer cyclical stocks in the portfolio. It was fortunate that we had overweighted these sectors.

     This good relative performance is logical, as the stock market began to discount the coming strength in economic activity. The more conservative parts of the portfolio, such as healthcare and consumer products, produced only a modest gain. There was a marked rotation of investor enthusiasm into the more economically sensitive groups.

Sincerely,

HOWE AND RUSLING, INC.

Monteagle Fixed Income Fund
Schedule of Investments
August 31, 2003

                                                                                      Principal
                                                                                       Amount                   Value
Corporate Bonds - 56.24%
Abbott Laboratories Corp. Notes, 6.400%, 12/1/2006                                     1,500,000                $ 1,659,313
American Express Co. Notes, 3.750%, 11/20/2007                                           300,000                    300,193
American General Finance Medium Term Notes, 5.875%, 7/14/2006                          1,000,000                  1,081,635
Ameritech Capital Funding Corp. Guaranteed Notes, 6.150%, 1/15/2008                    1,000,000                  1,091,918
Bank of America Senior Notes, 4.875%, 1/15/2013                                          500,000                    489,705
Bank of New York Medium Term Notes, 3.900%, 9/1/2007                                     500,000                    506,346
Bear Stearns Co. Global Notes, 4.000%, 1/31/2008                                         525,000                    526,390
BellSouth Capital Funding Debentures, 6.040%, 11/15/2026                                 500,000                    544,375
Bristol Myers Squibb Notes, 5.750%, 10/1/2011                                            500,000                    524,473
CBS Corp. Senior Notes, 7.150%, 5/20/2005                                              1,000,000                  1,084,002
Commercial Credit Co. Notes, 10.000%, 12/1/2008                                        1,000,000                  1,266,153
Dayton Hudson Corp. Notes, 5.875%, 11/1/2008                                           1,000,000                  1,082,197
General Motors Acceptance Corp., 7.100%, 3/15/2006                                       500,000                    529,516
International Business Machines Notes, 5.375%, 2/1/2009                                1,000,000                  1,061,771
McDonnell Douglas Co. Notes, 6.875%, 11/1/2006                                         1,000,000                  1,084,546
Merrill Lynch & Co., Inc. Notes, 8.000%, 6/1/2007                                        500,000                    564,915
Morgan Stanley Dean Witter Notes, 4.250%, 5/15/2010                                    1,000,000                    972,374
Nabisco, Inc. Notes, 7.050%, 7/15/2007                                                 1,000,000                  1,100,512
Pitney Bowes Credit Corp. Notes, 8.625%, 2/15/2008                                       700,000                    838,111
United Technologies Notes, 4.875%, 11/1/2006                                             300,000                    316,609
                                                                                                           -----------------

TOTAL CORPORATE BONDS (Cost $15,883,302)                                                                         16,625,054
                                                                                                           -----------------

Municipal Obligations - 24.83%
Atlanta & Fulton County, Georgia Recreation Authority Downtown
     Arena Project, 6.625%, 12/1/2011                                                    300,000                    326,028
Buffalo, New York Pension System  8.500%, 8/15/2005                                      500,000                    556,660
Denver, Colorado City & County School District, 6.760%, 12/15/2007                     1,000,000                  1,118,780
LaGrange, Georgia Development Authority Communications System
     Project   6.100%, 2/1/2010                                                          750,000                    805,732
Manchester, New Hampshire Airport Revenue Bonds  7.350%, 1/1/2004                        350,000                    356,367
Morristown, Tennessee  6.000%, 3/1/2007                                                  410,000                    410,000
New Jersey Sports & Expos  7.375%, 3/1/2007                                              500,000                    562,635
New York State Environmental Facilities Corp.  6.660%, 3/15/2007                         950,000                  1,044,563
Orleans Parish, Louisiana School Board Revenue Bonds  6.600%, 2/1/2008                 1,000,000                  1,099,000
Texas Tech University Revenue Bonds, 5.320%, 8/15/2007                                 1,000,000                  1,061,610
                                                                                                           -----------------

TOTAL MUNICIPAL OBLIGATIONS (Cost $6,845,793)                                                                     7,341,375
                                                                                                           -----------------

U.S. Treasury and Agency Obligations - 17.22%
Federal Home Loan Bank, 5.375%, 5/15/2009                                                500,000                    529,610
Federal Home Loan Bank, 3.600%, 3/11/2008                                                200,000                    198,706
Federal National Mortgage Association, 4.750%, 3/15/2004                               1,000,000                  1,019,066
Federal National Mortgage Association, 6.375%, 6/15/2009                               1,500,000                  1,672,501
US Treasury Notes, 5.625%, 5/15/2008                                                   1,275,000                  1,401,256

See accompanying notes which are an integral part of the financial statements.

Monteagle Fixed Income Fund
Schedule of Investments - continued
August 31, 2003

U.S. Treasury and Agency Obligations - 17.22% - continued

                                                                                      Principal
                                                                                       Amount                   Value
US Treasury Notes, 7.250%, 5/15/2004                                                     100,000                  $ 104,258
US Treasury Notes, 5.500%, 5/15/2009                                                     150,000                    164,525
                                                                                                           -----------------

TOTAL U.S. TREASURY & AGENCY OBLIGATIONS (Cost $4,780,329)                                                        5,089,922
                                                                                                           -----------------

Money Market Securities - 0.72%
Huntington Money Market Fund Investment Shares, 0.250% (a) (Cost $212,851)               212,851                    212,851
                                                                                                           -----------------

TOTAL INVESTMENTS - 99.01% (Cost $27,722,275)                                                                  $ 29,269,202
                                                                                                           -----------------

Other assets less liabilities - 0.99%                                                                               292,923
                                                                                                           -----------------

TOTAL NET ASSETS - 100.00%                                                                                     $ 29,562,125
                                                                                                           =================


(a) Variable rate security; the coupon rate shown represents the rate at August 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Monteagle Opportunity Growth Fund
Schedule of Investments
August 31, 2003


Common Stocks - 99.42%                                                                 Shares                   Value

Biological Products (No Diagnostic Substances) - 2.35%
Invitrogen Corp. (a)                                                                       8,700               $    503,469
                                                                                                           -----------------

Computer Storage Devices - 2.08%
SanDisk Corp. (a)                                                                          7,400                    447,330
                                                                                                           -----------------

Crude Petroleum & Natural Gas - 0.47%
Anadarko Petroleum Corp.                                                                   2,300                    100,050
                                                                                                           -----------------

Finance Services - 6.55%
Life Partners Holdings, Inc.                                                             260,500                  1,406,700
                                                                                                           -----------------

General Building Contractors - Residential Buildings - 0.94%
Lennar Corp. - Class A                                                                     3,000                    201,750
                                                                                                           -----------------

Insurance Agents, Brokers & Service - 4.64%
AdvancePCS, Inc. (a)                                                                      24,900                    996,747
                                                                                                           -----------------

Leather & Leather Products - 2.98%
Coach, Inc. (a)                                                                           11,000                    638,440
                                                                                                           -----------------

Miscellaneous Manufacturing Industries - 1.60%
International Game Technology                                                             13,300                    343,672
                                                                                                           -----------------

Mobile Homes - 0.05%
Cavco Industries, Inc. (a)                                                                   605                     11,532
                                                                                                           -----------------

Motor Vehicles & Passenger Car Bodies - 4.46%
PACCAR, Inc.                                                                              11,200                    956,144
                                                                                                           -----------------

Operative Builders - 11.85%
Centex Corp.                                                                               5,500                    414,810
D.R. Horton, Inc.                                                                         13,800                    429,456
Hovnanian Enterprises, Inc. - Class A (a)                                                  6,900                    425,523
NVR, Inc. (a)                                                                                500                    216,750
Pulte Homes Corp.                                                                          3,100                    206,336
Ryland Group, Inc.                                                                         9,600                    644,736
Toll Brothers, Inc. (a)                                                                    6,900                    205,068
                                                                                                           -----------------

                                                                                                                  2,542,679
                                                                                                           -----------------

Pharmaceutical Preparations - 9.58%
American Pharmaceutical Partners, Inc. (a)                                                27,700                  1,320,459
Pharmaceutical Resources, Inc. (a)                                                         5,400                    302,076
TEVA Pharmaceutical Industries, Ltd. (c)                                                   7,400                    433,344
                                                                                                           -----------------

                                                                                                                  2,055,879
                                                                                                           -----------------

See accompanying notes which are an integral part of the financial statements.

Monteagle Opportunity Growth Fund
Schedule of Investments - continued
August 31, 2003


Common Stocks - 99.42% - continued                                                     Shares                   Value

Photographic Equipment & Supplies - 4.29%
Avid Technology, Inc. (a)                                                                 18,500                  $ 919,450
                                                                                                           -----------------

Radiotelephone Communications - 2.12%
NEXTEL Communications, Inc. - Class A (a)                                                 23,500                    454,255
                                                                                                           -----------------

Retail - Catalog & Mail - Order Houses - 5.27%
Amazon.com, Inc. (a)                                                                      24,400                  1,130,208
                                                                                                           -----------------

Semiconductors & Related Devices - 3.03%
Omnivision Technologies, Inc. (a)                                                         14,700                    650,622
                                                                                                           -----------------

Services - Business Services - 13.00%
eBAY, Inc. (a)                                                                            16,000                    886,560
Netease.com, Inc. (a) (c)                                                                 19,300                    984,300
NetScreen Technologies, Inc. (a)                                                          10,700                    256,479
Overture Services, Inc. (a)                                                               26,600                    663,138
                                                                                                           -----------------

                                                                                                                  2,790,477
                                                                                                           -----------------

Services - Commercial Physical & Biological Research - 4.69%
Gen Probe, Inc. (a)                                                                       15,900                  1,007,106
                                                                                                           -----------------

Services - Computer Integrated Systems Design - 4.73%
Yahoo, Inc. (a)                                                                           30,400                  1,015,056
                                                                                                           -----------------

Services - Computer Programming, Data Processing, Etc. - 2.91%
United Online, Inc. (a)                                                                   16,500                    624,855
                                                                                                           -----------------

Services - Educational Services - 5.20%
Career Education Corp. (a)                                                                19,500                    878,280
University of Phoenix Online (a)                                                           3,500                    237,335
                                                                                                           -----------------

                                                                                                                  1,115,615
                                                                                                           -----------------

Services - Nursing & Personal Care Facilities - 2.05%
Odyssey Healthcare, Inc. (a)                                                              14,400                    440,496
                                                                                                           -----------------

Services - Prepackaged Software - 3.32%
Sina Corp. (a)                                                                            23,000                    713,460
                                                                                                           -----------------

Surgical & Medical Instruments & Apparatus - 1.26%
Guidant Corp.                                                                              5,400                    271,080
                                                                                                           -----------------

Transportation Services - 0.00%
InteractiveCorp (a)                                                                           20                        740
                                                                                                           -----------------

See accompanying notes which are an integral part of the financial statements.

Monteagle Opportunity Growth Fund
Schedule of Investments - continued
August 31, 2003

Common Stocks - 99.42% - continued                                                     Shares                   Value

TOTAL COMMON STOCKS (Cost $18,785,587)                                                                         $ 21,337,812
                                                                                                           -----------------

Money Market Securities - 6.32%
Huntington Money Market Fund Investment Shares, 0.25%, (Cost $1,357,230) (b)           1,357,230                  1,357,230
                                                                                                           -----------------

TOTAL INVESTMENTS (Cost $20,142,817) - 105.74%                                                                $  22,695,042
                                                                                                           -----------------

Liabilities in excess of other assets - (5.74%)                                                                  (1,232,097)
                                                                                                           -----------------

TOTAL NET ASSETS - 100.00%                                                                                    $  21,462,945
                                                                                                           =================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at August 31, 2003.
(c) American Depositary Receipts.

See accompanying notes which are an integral part of the financial statements.

Monteagle Value Fund
Schedule of Investments
August 31, 2003


Common Stocks - 98.52%                                                                 Shares                   Value

Aircraft & Parts - 4.64%
Textron, Inc.                                                                             15,100               $    679,500
                                                                                                           -----------------

Computer Communication Equipment - 3.43%
Adaptec, Inc. (a)                                                                         68,700                    502,197
                                                                                                           -----------------

Drilling Oil & Gas Wells - 3.84%
Rowan Co., Inc. (a)                                                                       22,450                    562,148
                                                                                                           -----------------

Electric Lighting & Wiring Equipment - 7.97%
Cooper Industries, Inc.                                                                   11,800                    600,502
Hubbell, Inc. - Class B                                                                   14,200                    567,432
                                                                                                           -----------------

                                                                                                                  1,167,934
                                                                                                           -----------------

Electric Services - 6.99%
Duke Energy Inc.                                                                          33,550                    573,034
TECO Energy, Inc.                                                                         38,200                    451,906
                                                                                                           -----------------

                                                                                                                  1,024,940
                                                                                                           -----------------

Electronic Components & Accessories - 4.61%
Vishay Intertechnology, Inc. (a)                                                          41,000                    675,270
                                                                                                           -----------------

Guided Missiles & Space Vehicles & Parts - 5.56%
Goodrich Corp.                                                                            31,300                    814,739
                                                                                                           -----------------

Paper Mills - 3.42%
Meadwestvaco Corp.                                                                        19,795                    501,803
                                                                                                           -----------------

Paperboard Containers & Boxes - 2.25%
Sonoco Products Co.                                                                       14,500                    330,165
                                                                                                           -----------------

Petroleum Refining - 3.81%
ConocoPhillips Co.                                                                        10,000                    558,400
                                                                                                           -----------------

Pharmaceutical Preparations - 3.71%
Schering-Plough Corp.                                                                     35,750                    543,043
                                                                                                           -----------------

Photographic Equipment & Supplies - 2.78%
Eastman Kodak, Inc.                                                                       14,600                    407,194
                                                                                                           -----------------

Plastic Mail, Synth Resin/Rubber, Cellulose (No Glass) - 3.89%
DuPont (EI) de NeMours & Co.                                                              12,750                    570,435
                                                                                                           -----------------

Railroad Equipment - 4.89%
Trinity Industries, Inc.                                                                  27,200                    715,904
                                                                                                           -----------------

See accompanying notes which are an integral part of the financial statements.

Monteagle Value Fund
Schedule of Investments - continued
August 31, 2003

Common Stocks - 98.52% - continued                                                     Shares                   Value

Real Estate Investment Trusts - 3.52%
New Plan Excel Realty Trust, Inc.                                                         22,550                  $ 515,493
                                                                                                           -----------------

Retail - Department Stores - 1.69%
The May Department Stores Co.                                                              9,000                    248,220
                                                                                                           -----------------

Retail - Grocery Stores - 3.38%
Albertson's, Inc.                                                                         23,550                    495,021
                                                                                                           -----------------

Semiconductors & Related Devices - 3.13%
Atmel Corp. (a)                                                                          100,000                    458,000
                                                                                                           -----------------

Services - Auto Rental & Leasing (No Drivers) - 4.47%
Ryder System, Inc.                                                                        21,800                    654,654
                                                                                                           -----------------

Services - Computer Integrated Systems Design - 5.03%
Unisys Corp. (a)                                                                          56,800                    737,264
                                                                                                           -----------------

Steel Works, Blast Furnaces & Rolling & Finishing Mills - 3.71%
Worthington Industries, Inc.                                                              36,000                    543,600
                                                                                                           -----------------

Telephone & Telegraph Apparatus - 3.92%
ADC Telecommunications, Inc.  (a)                                                        125,000                    315,000
Tellabs, Inc. (a)                                                                         40,000                    259,600
                                                                                                           -----------------

                                                                                                                    574,600
                                                                                                           -----------------

Water Transportation - 3.33%
Tidewater, Inc.                                                                           17,000                    488,240
                                                                                                           -----------------

Wholesale - Groceries & Related Products - 4.55%
Supervalu, Inc.                                                                           27,650                    666,365
                                                                                                           -----------------

TOTAL COMMON STOCKS (Cost $14,632,373)                                                                           14,435,129
                                                                                                           -----------------

Money Market Securities - 1.32%
Huntington Money Market Fund, 0.25%, (Cost $193,460) (b)                                 193,460                    193,460
                                                                                                           -----------------

TOTAL INVESTMENTS (Cost $14,825,833) - 99.84%                                                                 $  14,628,589
                                                                                                           -----------------

Other assets less liabilities - 0.16%                                                                                23,192
                                                                                                           -----------------

TOTAL NET ASSETS - 100.00%                                                                                    $  14,651,781
                                                                                                           =================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at August 31, 2003.

See accompanying notes which are an integral part of the financial statements.

Monteagle Large Cap Fund
Schedule of Investments
August 31, 2003

Common Stocks - 99.78%                                                                 Shares                   Value

Cable & Other Pay Television Services - 4.99%
Viacom, Inc. - Class B                                                                     4,500               $    202,500
                                                                                                           -----------------

Computers & Office Equipment - 4.44%
International Business Machines Corp.                                                      2,200                    180,422
                                                                                                           -----------------

Construction Machinery & Equipment - 6.37%
Caterpillar, Inc.                                                                          3,600                    258,588
                                                                                                           -----------------

Electronic & Other Electrical Equipment (No Computer Equipment) - 4.73%
General Electric Co.                                                                       6,500                    192,205
                                                                                                           -----------------

Electronic Connectors - 5.34%
Tyco International Ltd.                                                                   10,540                    216,913
                                                                                                           -----------------

Insurance Agents Brokers & Services - 6.16%
Marsh & McLennan Companies, Inc.                                                           5,000                    250,000
                                                                                                           -----------------

Malt Beverages - 4.57%
Anheuser-Busch Co.                                                                         3,600                    185,544
                                                                                                           -----------------

National Commercial Banks - 5.34%
Citigroup, Inc.                                                                            5,000                    216,750
                                                                                                           -----------------

Oil & Gas - 4.97%
Royal Dutch Petroleum Co. (c)                                                              4,500                    201,915
                                                                                                           -----------------

Pharmaceutical Preparations - 8.23%
Johnson & Johnson                                                                          3,000                    148,740
Pfizer, Inc.                                                                               6,200                    185,504
                                                                                                           -----------------

                                                                                                                    334,244
                                                                                                           -----------------

Plastic Mail, Synth Resin/Rubber, Cellulos (No Glass) - 4.85%
DuPont (EI) de NeMours & Co.                                                               4,400                    196,856
                                                                                                           -----------------

Retail - Catalog & Mail - Order Houses - 4.89%
CDW Corp. (a)                                                                              3,850                    198,698
                                                                                                           -----------------

Retail - Lumber & Other Building Materials Dealers - 5.54%
Home Depot Inc.                                                                            7,000                    225,120
                                                                                                           -----------------

Retail - Variety Stores - 5.60%
Target Corp.                                                                               5,600                    227,360
                                                                                                           -----------------

See accompanying notes which are an integral part of the financial statements.

Monteagle Large Cap Fund
Schedule of Investments - continued
August 31, 2003

Common Stocks - 99.78% - continued                                                     Shares                   Value

Savings Institutions, Not Federally Chartered - 5.95%
Washington Mutual, Inc.                                                                    6,200                  $ 241,676
                                                                                                           -----------------

Services - Personal Services - 2.66%
Cendant Corp. (a)                                                                          6,000                    107,880
                                                                                                           -----------------

Ship & Boat Building & Repairing - 6.36%
General Dynamics Corp.                                                                     3,000                    258,330
                                                                                                           -----------------

Soap, Detergent, Cleaning Preparations, Perfumes, Cosmetics - 4.30%
Procter & Gamble Inc.                                                                      2,000                    174,580
                                                                                                           -----------------

Wholesale - Drugs Proprietaries & Druggists' Sundries - 4.49%
Cardinal Health, Inc.                                                                      3,200                    182,176
                                                                                                           -----------------

TOTAL COMMON STOCKS (Cost $4,448,710)                                                                             4,051,757
                                                                                                           -----------------

Money Market Securities - 0.17%
Huntington Money Market Fund Investment Shares, 0.25%, (Cost $6,853) (b)                   6,853                      6,853
                                                                                                           -----------------

TOTAL INVESTMENTS (Cost $4,455,563) - 99.95%                                                                  $   4,058,610
                                                                                                           -----------------

Other Assets less Liabilities - 0.05%                                                                                 2,201
                                                                                                           -----------------

TOTAL NET ASSETS - 100.00%                                                                                    $   4,060,811
                                                                                                           =================

(a) Non-income producing.
(b) Variable rate security; the coupon rate shown represents the rate at August 31, 2003.
(c) American Depositary Receipts.

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENTS OF ASSETS AND LIABILITIES - August 31, 2003

                                                          MONTEAGLE          MONTEAGLE         MONTEAGLE         MONTEAGLE
                                                        FIXED INCOME        OPPORTUNITY          VALUE           LARGE CAP
                                                            FUND            GROWTH FUND           FUND             FUND
Assets
Investments in securities, at value                        $ 29,269,202       $ 22,695,042     $ 14,628,589        $ 4,058,610
   (cost $27,722,275, $20,142,817
   $14,825,833 and $4,455,563,
   respectively)
Interest receivable                                             417,389                547               97                  3
Dividends receivable                                                  -             11,543           40,986              8,238
Receivable for investments sold                                       -            257,023                -                  -
Other receivables                                                     -              6,997                -                  -
                                                      ------------------ ------------------  --------------- ------------------
     Total assets                                            29,686,591         22,971,152       14,669,672          4,066,851
                                                      ------------------ ------------------  --------------- ------------------

Liabilities
Payable for investments purchased                                     -          1,482,549                -                  -
Accrued advisory fees                                            29,051             23,885           16,118              4,267
Other accrued expenses                                            1,773              1,773            1,773              1,773
Distribution payable                                             93,642                  -                -                  -
                                                      ------------------ ------------------  --------------- ------------------
     Total liabilities                                          124,466          1,508,207           17,891              6,040
                                                      ------------------ ------------------  --------------- ------------------


Net Assets:
Applicable to 2,697,980, 5,722,781
   1,341,511and 814,163 shares
   outstanding, respectively                               $ 29,562,125       $ 21,462,945     $ 14,651,781        $ 4,060,811
                                                      ================== ==================  =============== ==================

Net Assets consist of:
Paid in capital                                              27,608,897         40,567,410       16,739,393         11,101,950
Accumulated undistributed net investment income (loss)           11,337                  -          (14,270)             6,111
Accumulated net realized gain (loss ) on investments            394,964        (21,656,690)      (1,876,098)        (6,650,297)
Net unrealized appreciation (depreciation) on investments     1,546,927          2,552,225         (197,244)          (396,953)
                                                      ------------------ ------------------  --------------- ------------------

                                                           $ 29,562,125       $ 21,462,945     $ 14,651,781        $ 4,060,811
                                                      ================== ==================  =============== ==================


Net asset value, offering and
redemption price per share                                      $ 10.96             $ 3.75          $ 10.92             $ 4.99
                                                      ================== ==================  =============== ==================

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENTS OF OPERATIONS
Year ended August 31, 2003

                                                             MONTEAGLE          MONTEAGLE       MONTEAGLE         MONTEAGLE
                                                            FIXED INCOME       OPPORTUNITY        VALUE           LARGE CAP
                                                                FUND           GROWTH FUND         FUND             FUND

Investment Income:
Dividend income                                                   $      -           $ 82,757      $ 481,546           $ 69,487
Interest income                                                  1,671,871             43,828          1,154                483
                                                          ----------------- ------------------  ------------- ------------------
  Total Income                                                   1,671,871            126,585        482,700             69,970
                                                          ----------------- ------------------  ------------- ------------------

Expenses:
Investment manager fee                                             386,866            301,450        211,678             61,997
Trustee expenses                                                     1,773              1,773          1,773              1,773
                                                          ----------------- ------------------  ------------- ------------------

  Total expenses                                                   388,639            303,223        213,451             63,770
                                                           ---------------- ------------------  ------------- ------------------
Net Investment Income (Loss)                                     1,283,232           (176,638)       269,249              6,200
                                                          ----------------- ------------------  ------------- ------------------


Realized & Unrealized Gain (Loss):
Net realized gain (loss) on investment securities                  394,888         (3,338,927)      (363,394)        (1,899,662)
Change in net unrealized appreciation (depreciation)
   on investment securities                                       (536,724)         3,843,445      1,598,703          2,127,692
                                                          ----------------- ------------------  ------------- ------------------

Net realized and unrealized gain (loss) on investment securities  (141,836)           504,518      1,235,309            228,030
                                                          ----------------- ------------------  ------------- ------------------


Net increase (decrease) in net
   assets from operations                                      $ 1,141,396          $ 327,880    $ 1,504,558          $ 234,230
                                                          ================= ==================  ============= ==================

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                         MONTEAGLE                        MONTEAGLE
                                                                       FIXED INCOME                  OPPORTUNITY GROWTH
                                                                           FUND                             FUND
                                                           -----------------------------------   ------------------------------

                                                                  Year ended      Year ended      Year ended      Year ended
Increase (Decrease) in Net Assets                               Aug. 31, 2003    Aug.31,2002     Aug. 31, 2003    Aug.31,2002
                                                           ------------------    -------------   --------------- --------------
Operations:
  Net investment income (loss)                                     $ 1,283,232     $ 1,665,038       $ (176,638)    $ (210,382)
  Net realized gain (loss) on investment securities                    394,888         727,520       (3,338,927)    (1,359,663)
  Change in net unrealized appreciation (depreciation)                (536,724)        422,929        3,843,445     (1,493,118)
                                                                ---------------  -------------    --------------   ------------
  Net increase (decrease) in net assets resulting from operations    1,141,396       2,815,487          327,880     (3,063,163)
                                                                ---------------  -------------    --------------   ------------
Distributions:
  From net investment income                                        (1,278,249)     (1,657,250)               -              -
  From net realized gain                                              (439,848)              -                -              -
                                                                ---------------  -------------    --------------   ------------
  Total distributions                                               (1,718,097)     (1,657,250)               -              -
                                                                ---------------  -------------    --------------   ------------
Capital Share Transactions:
  Proceeds from shares sold                                            553,903         986,613        1,964,972     10,204,457
  Reinvestment of distributions                                              -               -                -              -
  Amount paid for shares repurchased                                (8,041,449)     (1,024,664)      (7,394,214)   (12,957,079)
                                                                ---------------  -------------    --------------   ------------
  Net increase (decrease) in net assets resulting
     from share transactions                                        (7,487,546)        (38,051)      (5,429,242)    (2,752,622)
                                                                ---------------  -------------    --------------   ------------
Total Increase (Decrease) in Net Assets                             (8,064,247)      1,120,186       (5,101,362)    (5,815,785)
                                                                ---------------  -------------    --------------   ------------
Net Assets:
  Beginning of period                                               37,626,372      36,506,186       26,564,307     32,380,092
                                                                ---------------  -------------    --------------   ------------
  End of period                                                   $ 29,562,125     $37,626,372     $ 21,462,945    $26,564,307
                                                                ==============  ==============   ==============  ==============
Accumulated undistributed net
   investment income included
   in net assets at end of period                                     $ 11,337         $ 6,354              $ -            $ -
                                                                ---------------  -------------    --------------   ------------
Capital Share Transactions:
  Shares sold                                                           49,638          90,207          550,823      2,555,983
  Shares issued in reinvestment of distributions                             -               -                -              -
  Shares repurchased                                                  (720,289)        (94,586)      (2,202,830)    (3,277,725)
                                                                ---------------  -------------    --------------   ------------
  Net increase (decrease) from capital transactions                   (670,651)         (4,379)      (1,652,007)      (721,742)
                                                                =============== =============== ================ ==============


See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

                                                                              MONTEAGLE                         MONTEAGLE
                                                                                VALUE                           LARGE CAP
                                                                                FUND                              FUND
                                                                --------------------------------   --------------------------------

                                                                    Year ended       Year ended       Year ended        Year ended
Increase (Decrease) in Net Assets                                 Aug. 31, 2003     Aug.31,2002      Aug. 31, 2003     Aug.31,2002
                                                                ----------------   -------------   ---------------    -------------
Operations:
  Net investment income (loss)                                        $ 269,249       $ 327,860           $ 6,200        $ (22,674)
  Net realized gain (loss) on investment securities                    (363,394)       (902,154)       (1,899,662)      (3,444,183)
  Change in net unrealized appreciation (depreciation)                1,598,703      (3,347,943)        2,127,692          410,174
                                                                 ---------------   -------------   --------------      ------------
  Net increase (decrease) in net assets resulting from operations     1,504,558      (3,922,237)          234,230       (3,056,683)
                                                                 ---------------   -------------   --------------      ------------
Distributions:
  From net investment income                                           (283,519)       (304,649)                -                -
  From net realized gain                                                      -      (2,834,170)                -                -
                                                                 ---------------   -------------   --------------      ------------
  Total distributions                                                  (283,519)     (3,138,819)                -                -
                                                                 ---------------   -------------   --------------      ------------
Capital Share Transactions:
  Proceeds from shares sold                                             308,764       1,923,267         9,691,231          126,949
  Reinvestment of distributions                                               -               -                 -                -
  Amount paid for shares repurchased                                 (5,888,358)     (2,177,075)      (12,525,229)        (377,876)
                                                                 ---------------   -------------   --------------      ------------
  Net increase (decrease) in net assets resulting
     from share transactions                                         (5,579,594)       (253,808)       (2,833,998)        (250,927)
                                                                 ---------------   -------------   --------------      ------------
Total Increase (Decrease) in Net Assets                              (4,358,555)     (7,314,864)       (2,599,768)      (3,307,610)
                                                                 ---------------   -------------   --------------      ------------
Net Assets:
  Beginning of period                                                19,010,336      26,325,200         6,660,579        9,968,189
                                                                 ---------------   -------------   --------------      ------------
  End of period                                                    $ 14,651,781     $19,010,336       $ 4,060,811      $ 6,660,579
                                                                 ===============   =============   ==============      ============
Accumulated undistributed net
   investment income included
   in net assets at end of period                                     $ (14,270)            $ -           $ 6,111            $ (89)
                                                                 ---------------   -------------   --------------      ------------
Capital Share Transactions:
  Shares sold                                                            32,640         156,287         2,107,696           20,108
  Shares issued in reinvestment of distributions                              -               -                 -                -
  Shares repurchased                                                   (637,832)       (182,421)       (2,733,891)         (68,543)
                                                                 ---------------   -------------   --------------      ------------
  Net increase (decrease) from capital transactions                    (605,192)        (26,134)         (626,195)         (48,435)
                                                                 ===============   =============   ==============      ============

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
FINANCIAL HIGHLIGHTS

     The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                               MONTEAGLE
                                                                             FIXED INCOME
                                                                                 FUND

                                                  -------------------------------------------------------------------------
                                                     Year ended        Year ended       Year ended       Period ended
                                                    Aug. 31, 2003     Aug. 31, 2002     Aug. 31, 2001   Aug. 31, 2000  (a)
                                                  ----------------- ----------------- ---------------- --------------------
Selected Per Share Data
Net asset value, beginning of period                       $ 11.17          $ 10.82          $ 10.06           $ 10.00
Income from investment operations
  Net investment income (loss)                                0.42             0.49             0.55              0.28
  Net realized and unrealized gain (loss)                    (0.08)            0.35             0.76              0.16
                                                  ----------------- ----------------- ---------------- --------------------
Total from investment operations                              0.34             0.84             1.31              0.44
                                                  ----------------- ----------------- ---------------- --------------------
Less Distributions to shareholders:
  From net investment income                                 (0.42)           (0.49)           (0.55)            (0.38)
  From net realized gain                                     (0.13)            0.00             0.00              0.00
                                                  ----------------- ----------------- ---------------- --------------------
Total distributions                                          (0.55)           (0.49)           (0.55)            (0.38)
                                                  ----------------- ----------------- ---------------- --------------------
Net asset value, end of period                             $ 10.96          $ 11.17          $ 10.82           $ 10.06
                                                  ================= ================= ================ ====================
Total Return                                                 3.06%            8.00%           13.37%             4.54% (b)
Ratios and Supplemental Data
Net assets, end of period (000)                           $ 29,562         $ 37,626         $ 36,506          $ 29,346
Ratio of expenses to average net assets                      1.14%            0.97%            1.14%             1.15% (c)
Ratio of net investment income to
   average net assets                                        3.76%            4.56%            5.28%             3.97% (c)
Portfolio turnover rate                                     20.52%           48.58%           75.84%            58.87%


(a)  December 20, 1999 (Commencement of Operations) through August 31, 2000.
(b)  For periods of less than a full year, total return is not annualized.
(c)  Annualized.

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
FINANCIAL HIGHLIGHTS

     The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                  MONTEAGLE
                                                                              OPPORTUNITY GROWTH
                                                                                     FUND

                                                   -------------------------------------------------------------------------
                                                       Year ended        Year ended       Year ended      Period ended
                                                      Aug. 31, 2003     Aug. 31, 2002    Aug. 31, 2001   Aug. 31, 2000  (a)
                                                   ----------------- ----------------- ---------------- --------------------
Selected Per Share Data
Net asset value, beginning of period                          $ 3.60            $ 4.00         $ 11.21          $ 10.00
                                                   ----------------- ----------------- ---------------- --------------------
Income from investment operations
  Net investment income (loss)                                 (0.03)            (0.03)           0.03            (0.04)
  Net realized and unrealized gain (loss)                       0.18             (0.37)          (4.46)            1.25
                                                   ----------------- ----------------- ---------------- --------------------
Total from investment operations                                0.15             (0.40)          (4.43)            1.21
                                                   ----------------- ----------------- ---------------- --------------------
Less Distributions to shareholders:
  From net investment income                                    0.00              0.00            0.00             0.00
  From net realized gain                                        0.00              0.00           (2.78)            0.00
                                                   ----------------- ----------------- ---------------- --------------------
Total distributions                                             0.00              0.00           (2.78)            0.00
                                                   ----------------- ----------------- ---------------- --------------------
Net asset value, end of period                                $ 3.75            $ 3.60          $ 4.00          $ 11.21
                                                   ================= ================= ================ ====================
Total Return                                                   4.17%            (10.00)%        (48.87)%         12.10% (b)
Ratios and Supplemental Data
Net assets, end of period (000)                             $ 21,463          $ 26,564        $ 32,380         $ 75,102
Ratio of expenses to average net assets
  before reimbursements                                        1.36%             1.37%           1.32%            1.27% (c)
Ratio of expenses to average net assets
  after reimbursements                                         1.36%             1.34%           1.32%            1.27% (c)
Ratio of net investment income to
   average net assets before reimbursements                  (0.79)%           (0.69)%         0.55%            (0.53)%(c)
Ratio of net investment income to
   average net assets after reimbursements                   (0.79)%           (0.67)%         0.55%            (0.53)%(c)
Portfolio turnover rate                                      478.58%           455.29%         545.28%          605.41%



(a)  December 20, 1999 (Commencement of Operations) through August 31, 2000.
(b)  For periods of less than a full year, total return is not annualized.
(c)  Annualized.

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
FINANCIAL HIGHLIGHTS

     The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                              MONTEAGLE
                                                                                VALUE
                                                                                FUND

                                                -------------------------------------------------------------------------
                                                    Year ended       Year ended       Year ended      Period ended
                                                    Aug. 31, 2003    Aug. 31, 2002    Aug. 31, 2001   Aug. 31, 2000  (a)
                                                ----------------- ----------------- ---------------- --------------------
Selected Per Share Data
Net asset value, beginning of period                      $ 9.77         $ 13.34          $ 11.66          $ 10.00
                                                ----------------- ----------------- ---------------- --------------------
Income from investment operations
  Net investment income (loss)                              0.16            0.17             0.14             0.06
  Net realized and unrealized gain (loss)                   1.14           (2.17)            1.88             1.60
                                                ----------------- ----------------- ---------------- --------------------
Total from investment operations                            1.30           (2.00)            2.02             1.66
                                                ----------------- ----------------- ---------------- --------------------
Less Distributions to shareholders:
  From net investment income                               (0.15)          (0.15)           (0.12)            0.00
  From net realized gain                                    0.00           (1.42)           (0.22)            0.00
                                                ----------------- ----------------- ---------------- --------------------
Total distributions                                        (0.15)          (1.57)           (0.34)            0.00
                                                ----------------- ----------------- ---------------- --------------------
Net asset value, end of period                           $ 10.92          $ 9.77          $ 13.34          $ 11.66
                                                ================= ================= ================ ====================
Total Return                                              13.49%          (16.95)%         17.56%           16.60% (b)
Ratios and Supplemental Data
Net assets, end of period (000)                         $ 14,652        $ 19,010         $ 26,325         $ 19,734
Ratio of expenses to average net assets                    1.36%           1.35%            1.35%            1.36% (c)
Ratio of net investment income to
   average net assets                                      1.72%           1.37%            1.15%            0.77% (c)
Portfolio turnover rate                                   28.39%          58.62%          152.86%          375.67%


(a)  December 20, 1999 (Commencement of Operations) through August 31, 2000.
(b)  For periods of less than a full year, total return is not annualized.
(c)  Annualized.

See accompanying notes which are an integral part of the financial statements.

MONTEAGLE FUNDS
FINANCIAL HIGHLIGHTS

     The tables below set forth financial data for a share of beneficial interest outstanding throughout each period presented.

                                                                                MONTEAGLE
                                                                                LARGE CAP
                                                                                  FUND

                                                -------------------------------------------------------------------------
                                                     Year ended       Year ended       Year ended      Period ended
                                                    Aug. 31, 2003    Aug. 31, 2002    Aug. 31, 2001   Aug. 31, 2000  (a)
                                                ----------------- ----------------- ---------------- --------------------
Selected Per Share Data
Net asset value, beginning of period                     $ 4.62          $ 6.70           $ 9.92          $ 10.00
                                                ----------------- ----------------- ---------------- --------------------
Income from investment operations
  Net investment income (loss)                             0.01           (0.02)           (0.03)            0.01
  Net realized and unrealized gain (loss)                  0.36           (2.06)           (3.19)           (0.09)
                                                ----------------- ----------------- ---------------- --------------------
Total from investment operations                           0.37           (2.08)           (3.22)           (0.08)
                                                ----------------- ----------------- ---------------- --------------------
Less Distributions to shareholders:
  From net investment income                               0.00            0.00             0.00             0.00
  From net realized gain                                   0.00            0.00             0.00             0.00
                                                ----------------- ----------------- ---------------- --------------------
Total distributions                                        0.00            0.00             0.00             0.00
                                                ----------------- ----------------- ---------------- --------------------
Net asset value, end of period                           $ 4.99          $ 4.62           $ 6.70           $ 9.92
                                                ================= ================= ================ ====================
Total Return                                              8.01%          (31.04)%         (32.44)%          (0.80)(b)
Ratios and Supplemental Data
Net assets, end of period (000)                         $ 4,061         $ 6,661          $ 9,968         $ 12,820
Ratio of expenses to average net assets                   1.27%           1.03%            1.26%            1.27% (c)
Ratio of net investment income to
   average net assets                                     0.12%           (0.26)%          (0.44)%          0.10% (c)
Portfolio turnover rate                                  26.93%          86.74%           70.04%           68.00%


(a) January 18, 2000 (Commencement of Operations) through August 31, 2000.
(b)  For periods of less than a full year, total return is not annualized.
(c)  Annualized.

See accompanying notes which are an integral part of the financial statements.

                                   Monteagle Funds
                            Notes to Financial Statements
                                    August 31, 2003

NOTE 1.  ORGANIZATION

     The Monteagle Fixed Income Fund (the "Fixed Income Fund"), Monteagle Opportunity Growth Fund (the "Opportunity Growth Fund"), Monteagle Value Fund (the "Value Fund"), and Monteagle Large Cap Fund (the "Large Cap Fund") (each a "Fund" or collectively, the "Funds") were organized as a series of AmeriPrime Advisors Trust (the "Trust") on August 3, 1999. The Fixed Income Fund, Opportunity Growth Fund, and Value Fund, commenced operations on December 20, 1999, and the Large Cap Fund commenced operations on January 18, 2000. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 3, 1999 (the "Trust Agreement"). The Trust Agreement permits the Board of Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently offered by the Trust. The investment objective of the Fixed Income Fund is total return and the investment objectives of the Opportunity Growth Fund, the Value Fund, and the Large Cap Fund are to provide long-term growth of capital. The Opportunity Growth Fund is a non-diversified series of the Trust. The Fixed Income Fund, the Large Cap Fund, and the Value Fund are diversified series of the Trust. The investment manager to the Funds is Nashville Capital Corporation ("Investment Manager"). The Investment Manager retains an Advisor for each fund.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements.

     Securities Valuations- Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted closing price. Lacking a last closing price, a security is valued at its last bid price except when, in the applicable adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the applicable advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the applicable advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

     Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the applicable adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the applicable advisor decides that a price provided by the pricing services does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the advisor, in conformity with guidelines adopted by and subject to the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board of Trustees has determined will represent fair value.

     Federal Income Taxes- Each Fund intends to qualify each year as a "regulated investment company" under Sub-Chapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

     Dividends and Distributions- Each Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on at least an annual basis. Each Fund intends to distribute its net long term capital gains and its net short term capital gains at least once a year. The Fixed Income Fund distributes its net investment income on a monthly basis.

                                Monteagle Funds
                        Notes to Financial Statements
                         August 31, 2003 - continued

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES - continued

     Other-  Each  Fund  follows   industry   practice   and  records   security
transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Generally accepted accounting principles require that permanent financial reporting tax differences relating to shareholder distributions be reclassified to paid-in capital for the Opportunity Growth Fund.

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Nashville Capital Corporation, 209 10th Avenue South, Suite 332, Nashville TN 37203, serves as Investment Manager to the Funds. In this capacity, Nashville Capital Corporation advises and assists the officers of the Trust in conducting the business of the Funds and is responsible for providing general investment advice and guidance to the Funds. However, Nashville Capital Corporation has delegated responsibility for the selection and ongoing monitoring of the securities in each Fund's investment portfolio to the Funds' respective advisors set forth below. Each Fund is authorized to pay Nashville Capital Corporation a fee based on average daily net assets at the following rates:

                Assets             Opportunity Growth           Value           Fixed Income        Large Cap
    Up to and
       including $25 million              1.35%                  1.35%               1.15%             1.25%
    From $25 up to and
       including $50 million              1.30%                  1.25%               1.10%             1.13%
    From $50 up to and
        including $100 million            1.18%                  1.10%               0.97%             1.00%
    Over $100 million                     1.10%                  1.00%               0.90%             0.95%


     Under the terms of each Fund's management agreement (the "Agreement"), the Investment Manager manages each Fund's investments subject to approval of the Board and pays all of the expenses of each Fund except brokerage fees and commissions, taxes, borrowing costs (such as (a) interest and (b) dividend expenses on securities sold short), fees and expenses of non-interested person trustees, 12b-1 expenses and extraordinary expenses. It should be noted that most investment companies pay their own operating expenses directly, while the Funds' expenses, except those specified above, are paid by the Investment Manager. For the year ended August 31, 2003, the Investment Manager received fees of $386,866, $301,450, $211,678 and $61,997 from the Fixed Income,
Opportunity Growth, Value and Large Cap Funds, respectively.

     Large Cap Fund and Fixed Income Fund. The Investment Manager has retained Howe and Rusling, Inc. ("H & R") to serve as the adviser to the Large Cap Fund and the Fixed Income Fund. The firm was established in 1930. The Howe and Rusling Investment Committee is primarily responsible for the day-to-day management of the Large Cap and Fixed Income Funds. Nashville Capital Corporation has agreed to pay H & R an annual advisory fee for the Large Cap Fund of 0.40% of net assets up to $25 million, 0.30% of net assets from $25 million up to $50 million, and 0.25% of net assets of $50 million and greater. Nashville Capital Corporation has agreed to pay H & R an annual advisory fee for the Fixed Income Fund of 0.30% of net assets up to $25 million, 0.25% of net assets from $25 million up to $50 million, and 0.20% of net assets of $50 million and greater.

     Opportunity Growth Fund. The Investment Manager has retained T.H. Fitzgerald, Jr. (d/b/a T.H. Fitzgerald & Co.) to serve as the adviser to the Opportunity Growth Fund. The firm has been owner-managed since its founding in 1959. Mr. Fitzgerald is primarily responsible for the day-to-day management of the Opportunity Growth Fund. Nashville Capital Corporation has agreed to pay T.H. Fitzgerald & Co. an annual advisory fee equal to 0.70% of net assets up to $25 million, 0.60% of net assets from $25 million up to $50 million, and 0.45% of net assets from $50 million up to $100 million, and 0.40% of net assets of $100 million and greater.

                                      Monteagle Funds
                                Notes to Financial Statements
                                 August 31, 2003 - continued

NOTE 3.  FEES AND OTHER TRANSACTIONS WITH AFFILIATES - continued

     Value Fund. The Investment Manager has retained Robinson Investment Group, Inc. to serve as the adviser to the Value Fund. Russell L. Robinson founded the firm in 1996. Mr. Robinson is primarily responsible for the day-to-day management of the Value Fund. Nashville Capital Corporation has agreed to pay Robinson Investment Group, Inc. an annual advisory fee of 0.60% of net assets up to $25 million, 0.45% of net assets from $25 million up to $50 million, 0.35% of net assets from $50 million up to $100 million, and 0.30% of net assets of $100 million and greater.

     The Funds retain Unified Fund Services, Inc. ("Unified"), a wholly owned subsidiary of Unified Financial Services, Inc., to manage the Fund's business affairs and to provide the Funds with administrative, transfer agency, and fund accounting services, including all regulatory reporting and necessary office equipment and personnel. The Investment Manager paid all administrative, transfer agency, and fund accounting fees on behalf of the Funds per the Agreement. Certain Trustees and the officers of the Trust are members of management and employees of Unified, and/or shareholders of Unified Financial Services, Inc., the parent of Unified.

     The Funds retain Unified Financial Securities, Inc., a wholly owned subsidiary of Unified Financial Services, Inc. to act as the principal distributor of their shares. There were no payments made to Unified Financial Securities, Inc. during the year ended August 31, 2003. Timothy L. Ashburn (a Trustee and officer of the Trust) and Thomas G. Napurano (an officer of the Trust) are a director and officer, respectively, of the Distributor and of Unified Financial Services, Inc. (the parent company of the Distributor), and may be deemed to be affiliates of the Distributor.

NOTE 4.  INVESTMENTS

     Fixed Income Fund. For the year ended August 31, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $6,678,865, and $13,241,399, respectively. The gross unrealized appreciation for all securities totaled $1,659,474 and the gross unrealized depreciation for all securities totaled $112,547 for a net unrealized appreciation of $1,546,927. The aggregate cost of securities for federal income tax purposes at August 31, 2003 was $27,722,275.

     Opportunity Growth Fund. For the year ended August 31, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $86,621,895 and $69,622,956, respectively. The gross unrealized appreciation for all securities totaled $2,725,121 and the gross unrealized depreciation for all securities totaled $2,642,492 for a net unrealized appreciation of $82,629. The aggregate cost of securities for federal income tax purposes at August 31, 2003 was $22,612,413. The difference between book cost and tax cost consist of wash sales in the amount of $239,364 and post-October losses in the amount of $2,230,232.

     Value Fund. For the year ended August 31, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $4,395,786 and $10,051,751, respectively. The gross unrealized appreciation for all securities totaled $1,692,788 and the gross unrealized depreciation for all securities totaled $2,610,275 for a net unrealized depreciation of $917,487. The aggregate cost of securities for federal income tax purposes at August 31, 2003 was $15,546,076. The difference between book cost and tax cost consist of wash sales in the amount of $90,704 and post-October losses in the amount of $629,539.

     Large Cap Fund. For the year ended August 31, 2003, purchases and sales of investment securities, other than short-term investments, aggregated $1,301,123 and $3,989,139 respectively. The gross unrealized appreciation for all securities totaled $243,698 and the gross unrealized depreciation for all securities totaled $2,524,325 for a net unrealized depreciation of $2,280,627. The aggregate cost of securities for federal income tax purposes at August 31, 2003 was $6,339,237. The difference between book cost and tax cost consists of wash sales in the amount of $23,826 and post-October losses in the amount of $1,859,848.

                                     Monteagle Funds
                              Notes to Financial Statements
                               August 31, 2003 - continued

NOTE 5. ESTIMATES

     Preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 6. RELATED PARTY TRANSACTIONS

     The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of August 31, 2003, Farmers and Merchants Corporation, for the benefit of its customers, beneficially owned 100% of each Fund.

NOTE 7.  CAPITAL LOSS CARRYFORWARDS

     Opportunity Growth Fund. At August 31, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $18,965,433, which $16,640,805 expires in 2009, $1,131,479 expires in 2010 and $1,193,149 expires in 2011.

The Fund elected to defer post-October losses of $2,230,232.

     Value Fund. At August 31, 2003, the Fund had available for federal tax purposes an unused capital loss carryforward of $1,155,855 which expires in 2011.

The Fund elected to defer post-October losses of $629,539.

     Large Cap Fund. At August 31, 2003, the Fund had available for federal tax purposes an unused capital carryforward of $4,766,624, which $470,032 expires in 2008, $826,803 expires in 2009, $425,424 expires in 2010, and $3,044,365 expires in 2011.

The Fund has elected to defer post-October losses of $1,859,848.

     Capital loss carryforwards are available to offset future realized gains. To the extent that these carryforwards are used to offset future realized capital gains, it is probable that the amount, which is offset, will not be distributed.

NOTE 8. DISTRIBUTION TO SHAREHOLDERS

     Fixed Income Fund. The Fund paid monthly distributions of net investment income totaling $0.42. On December 20, 2002, a long-term capital gain distribution of $0.13 per share was declared. The distribution was paid on December 20, 2002, for shareholders of record on December 19, 2002.

     The tax character of distributions paid during fiscal years 2003 and 2002 was as follows.

Distributions paid from:                           2003                 2002
                                              ----------------    ------------------

        Ordinary income                           $ 1,278,249           $ 1,657,250
        Short-term Capital Gain                             -                     -
        Long-term Capital Gain                        439,848                     -
                                              ----------------    ------------------

                                                  $ 1,718,097           $ 1,657,250
                                              ================    ==================

                                   Monteagle Funds
                           Notes to Financial Statements
                            August 31, 2003 - continued

NOTE 8. DISTRIBUTION TO SHAREHOLDERS - continued

     Opportunity Growth Fund. There were no distributions during the fiscal year ended August 31, 2003.

     Value Fund. On December 20, 2002, an income distribution of $0.1473 was declared. The dividend was paid on December 20, 2002, to shareholders of record on December 19, 2002.

     The tax character of distributions paid during the fiscal years 2003 and 2002 was as follows:

Distributions paid from:                           2003                2002
                                              ----------------    ---------------

        Ordinary income                             $ 283,519          $ 304,649
        Short-term Capital Gain                             -          2,722,737
        Long-term Capital Gain                              -            111,433
                                              ----------------    ---------------

                                                    $ 283,519        $ 3,138,819
                                              ================    ===============

     Large Cap Fund. There were no distributions during the fiscal year ended August 31, 2003.

     As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                            Fixed Fund        Opportunity          Value           Large Cap
                                          ---------------- ------------------ ----------------  ----------------
Undistributable ordinary income
  (accumulated losses)                          $ 111,588                $ -        $ (14,270)          $ 6,111
Undistributable long-term capital gain
  (accumulated losses)                            294,713        (19,187,094)      (1,155,855)       (4,766,623)
Unrealized appreciation/(depreciation)          1,546,927             82,629         (917,487)       (2,280,627)
                                          ---------------- ------------------ ----------------  ----------------

                                              $ 1,953,228      $ (19,104,465)    $ (2,087,612)     $ (7,041,139)
                                          ================ ================== ================  ================

NOTE 9. SIGNIFICANT EVENT (Unaudited)

     On August 29, 2003, a special meeting of shareholders was held on behalf of the Large Cap Fund. Two issues were discussed and approved. The first issue was a new management agreement for the Fund with Nashville Capital Corporation. The second issue was a new advisory agreement between Northstar Capital Management, Inc. and Nashville Capital Corporation for the Fund. Both agreements were approved and went into effect on September 1, 2003.

     The results of the vote of the shareholders of the Large Cap Fund to approve a new Management Agreement between the Trust and Nashville Capital
Corporation:

       For Approval             Against Approval               Abstain
--------------------------------------------------------------------------------
        813,387.698                   0.000                     0.000
--------------------------------------------------------------------------------

     The management fee schedule changed as a result of the new Management Agreement. The new fee schedule is as follows:

                          Assets                             Fees
------------------------------------------------------------------------
Up to and including $25 million                              1.35%
------------------------------------------------------------------------

From $25 million up to and including $50 million             1.25%
------------------------------------------------------------------------

From $50 million up to and including $100 million            1.10%
------------------------------------------------------------------------

Over $100 million                                            1.00%
------------------------------------------------------------------------


                                     Monteagle Funds
                              Notes to Financial Statements
                               August 31, 2003 - continued

NOTE 9. SIGNIFICANT EVENT (Unaudited) - continued

     The  results of the vote of the  shareholders  of the Large Cap Fund on the
proposal  to  approve  a  new  Advisory   Agreement  between  Nashville  Capital
Corporation and Northstar Capital Management, Inc.:

       For Approval             Against Approval               Abstain
--------------------------------------------------------------------------------
        813,387.698                   0.000                     0.000
--------------------------------------------------------------------------------

     The Large Cap Fund changed its name to the Monteagle Large Cap Growth Fund. This change became effective September 1, 2003.

                                         TRUSTEES AND OFFICERS (Unaudited)

     The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed.

     The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.

----------------------------- -------------------------------------------- ------------------------------- ---------------------
                                                                                                                Number of
   Name, Age and Address        Position(s) Held with the Fund Complex1        Length of Time Served        Portfolios in Fund
                                                                                                            Complex1 Overseen
                                                                                                                by Trustee
----------------------------- -------------------------------------------- ------------------------------- ---------------------
----------------------------- -------------------------------------------- ------------------------------- ---------------------
Timothy Ashburn2                   President, Secretary and Trustee        President and Secretary since            24
                                                                              October 2002; Trustee of
c/o Unified Fund Services,                                                   AmeriPrime Advisors Trust
Inc.                                                                            since November 2002,
431 N. Pennsylvania St.                                                        AmeriPrime Funds since
Indianapolis, IN 46204                                                       December 2002, and Unified
                                                                             Series Trust since October
Year of Birth: 1950                                                                     2002
----------------------------- -------------------------------------------- ------------------------------- ---------------------

-------------------------------------------------------------------------- -----------------------------------------------------
                Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
-------------------------------------------------------------------------- -----------------------------------------------------
-------------------------------------------------------------------------- -----------------------------------------------------
Chairman  of  Unified  Financial  Services,  Inc.  since  1989 and  Chief            Unified Financial Services, Inc.
Executive Officer from 1989 to 1992 and 1994 to April 2002;  President of                       since 1989
Unified Financial Services from November 1997 to April 2000.
-------------------------------------------------------------------------- -----------------------------------------------------

----------------------------- -------------------------------------------- ------------------------------- ---------------------
                                                                                                                Number of
   Name, Age and Address        Position(s) Held with the Fund Complex1        Length of Time Served        Portfolios in Fund
                                                                                                            Complex1 Overseen
                                                                                                                by Trustee
----------------------------- -------------------------------------------- ------------------------------- ---------------------
----------------------------- -------------------------------------------- ------------------------------- ---------------------
Ronald C. Tritschler3                           Trustee                     Trustee of AmeriPrime Funds             24
                                                                              and Unified Series Trust
c/o Unified Fund Services,                                                    since December 2002 and
Inc.                                                                         AmeriPrime Advisors Trust
431 N. Pennsylvania St.                                                         since November 2002
Indianapolis, IN 46204

Year of Birth:  1952
----------------------------- -------------------------------------------- ------------------------------- ---------------------

-------------------------------------------------------------------------- -----------------------------------------------------
                Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
-------------------------------------------------------------------------- -----------------------------------------------------
-------------------------------------------------------------------------- -----------------------------------------------------
Chief  Executive  Officer,   Director  and  legal  counsel  of  The  Webb                          None
Companies,  a  national  real  estate  company,  from  2001  to  present;
Executive  Vice President and Director of The Webb Companies from 1990 to
2000; Director, The Lexington Bank, from 1998 to present;  Director, Vice
President  and  legal  counsel  for The  Traxx  Companies,  an owner  and operator of convenience stores, from 1989 to present.
-------------------------------------------------------------------------- -----------------------------------------------------

----------------------------- -------------------------------------------- ------------------------------- ---------------------
                                Position(s) Held with the Fund Complex1        Length of Time Served            Number of
   Name, Age and Address                                                                                    Portfolios in Fund
                                                                                                            Complex1 Overseen
                                                                                                                by Trustee
----------------------------- -------------------------------------------- ------------------------------- ---------------------
----------------------------- -------------------------------------------- ------------------------------- ---------------------
Thomas G. Napurano               Treasurer and Chief Financial Officer         Since October 2002 for              N/A
                                                                                AmeriPrime Funds and
c/o Unified Fund Services,                                                   AmeriPrime Advisors Trust;
Inc.                                                                          since December 2002 for
431 N. Pennsylvania St.                                                         Unified Series Trust
Indianapolis, IN 46204

Year of Birth:  1941
----------------------------- -------------------------------------------- ------------------------------- ---------------------

-------------------------------------------------------------------------- -----------------------------------------------------
                Principal Occupations During Past 5 Years                          Other Directorships Held by Trustee
-------------------------------------------------------------------------- -----------------------------------------------------
-------------------------------------------------------------------------- -----------------------------------------------------
Chief Financial Officer and Executive Vice President of Unified                                    N/A
Financial Services, Inc., the parent company of the Trust's
administrator and principal underwriter; member of the board of directors of Unified Financial Services, Inc. from 1989 to March 2002.
-------------------------------------------------------------------------- -----------------------------------------------------

----------------------------- -------------------------------------------- ------------------------------- ---------------------
                                                                                                           Number of Portfolios
   Name, Age and Address                   Position(s) Held                    Length of Time Served         in Fund Complex1
                                              with Trust                                                   Overseen by Trustee
----------------------------- -------------------------------------------- ------------------------------- ---------------------
----------------------------- -------------------------------------------- ------------------------------- ---------------------
Carol Highsmith                           Assistant Secretary                  Since October 2002 for              N/A
                                                                                AmeriPrime Funds and
c/o Unified Fund Services,                                                   Ameriprime Advisors Trust;
Inc.                                                                          since December 2002 for
431 N. Pennsylvania St.                                                         Unified Series Trust
Indianapolis, IN 46204

Year of Birth:  1964
----------------------------- -------------------------------------------- ------------------------------- ---------------------

-------------------------------------------------------------------------- -----------------------------------------------------
                Principal Occupations During Past 5 Years
                                                                                         Other Directorships Held
-------------------------------------------------------------------------- -----------------------------------------------------
-------------------------------------------------------------------------- -----------------------------------------------------
Employed by Unified Fund Services, Inc. (November 1994 to present); Vice                           None
President and Asst. Secretary of Lindbergh Funds; Asst. Secretary of
AmeriPrime Funds and AmeriPrime Advisors Trust (October 2002 to present).
-------------------------------------------------------------------------- -----------------------------------------------------

     1 The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust, and Unified Series Trust.
     2 Mr. Ashburn is an "interested person" of the Trust because he is an officer of the Trust. In addition, he may be deemed to be an "interested person" of the Trust because he is Chairman and a director of Unified Financial Securities, Inc., the principal underwriter for certain funds in the Fund Complex.
     3 Mr. Tritschler may be deemed to be an "interested person" of the Trust because he has an ownership interest in Unified Financial Services, Inc., the parent of the principal underwriter for certain funds in the Fund Complex.

     The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.

------------------------------ ---------------------------------- ----------------------- -------------------------
Name, Age and Address           Position(s) Held with the Fund    Length of Time Served   Number of Portfolios in
                                           Complex1                                        Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Gary E. Hippenstiel                         Trustee               Trustee of AmeriPrime              24
                                                                    Funds since 1995,
c/o Unified Fund Services,                                         AmeriPrime Advisors
Inc.                                                              Trust since July 2002
431 N. Pennsylvania St.                                             and Unified Series
Indianapolis, IN 46204                                             Trust since December
                                                                           2002
Year of Birth:  1947
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Director,  Vice President and Chief Investment Officer of Legacy                        None
Trust Company, N.A. since 1992.
----------------------------------------------------------------- -------------------------------------------------

------------------------------ ---------------------------------- ----------------------- -------------------------
                               Position(s) Held                   Length of Time Served   Number of Portfolios in
    Name, Age and Address           with the Fund Complex1                                     Fund Complex1
                                                                                            Overseen by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Stephen A. Little                           Trustee               Trustee of AmeriPrime              24
                                                                    Funds and Unified
c/o Unified Fund Services,                                          Series Trust since
Inc.                                                                December 2002 and
431 N. Pennsylvania St.                                            AmeriPrime Advisors
Indianapolis, IN 46204                                             Trust since November
                                                                           2002
Year of Birth:  1946
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
President and founder, The Rose, Inc., a registered investment                          None
advisor, since April 1993.
----------------------------------------------------------------- -------------------------------------------------

------------------------------ ---------------------------------- ----------------------- -------------------------
                                Position(s) Held with the Fund                            Number of Portfolios in
    Name, Age and Address                  Complex1               Length of Time Served    Fund Complex1 Overseen
                                                                                                 by Trustee
------------------------------ ---------------------------------- ----------------------- -------------------------
------------------------------ ---------------------------------- ----------------------- -------------------------
Daniel Condon                               Trustee               Trustee of AmeriPrime              24
                                                                    Funds and Unified
c/o Unified Fund Services,                                          Series Trust since
Inc.                                                                December 2002 and
431 N. Pennsylvania St.                                            AmeriPrime Advisors
Indianapolis, IN 46204                                             Trust since November
                                                                           2002
Year of Birth:  1950
------------------------------ ---------------------------------- ----------------------- -------------------------

----------------------------------------------------------------- -------------------------------------------------
           Principal Occupations During Past 5 Years                    Other Directorships Held by Trustee
----------------------------------------------------------------- -------------------------------------------------
----------------------------------------------------------------- -------------------------------------------------
Vice  President and General  Manager,  International  Crankshaft                        None
Inc., an automotive  equipment  manufacturing  company,  1990 to
present;   Trustee,  The  Unified  Funds,  from  1994  to  2002;
Trustee,  Star Select  Funds,  a REIT mutual fund,  from 1997 to
2000.
----------------------------------------------------------------- -------------------------------------------------

1 The term "Fund Complex" refers to AmeriPrime Funds, AmeriPrime Advisors Trust and Unified Series Trust.



                                 PROXY VOTING

     A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request: (1) by calling the Fund at (877) 272-9746; (2) on the Fund's website at www.nashcap.com; and (3) on the SEC's website at www.sec.gov.

                         INDEPENDENT AUDITOR'S REPORT

To The Shareholders and Board of Trustees
Monteagle Fixed Income Fund
Monteagle Opportunity Growth Fund
Monteagle Value Fund
Monteagle Large Cap Fund
(series' of AmeriPrime Advisors Trust)

     We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of the Monteagle Funds (comprising, respectively, the Monteagle Fixed Income Fund, Monteagle Opportunity Growth Fund, Monteagle Value Fund and Monteagle Large Cap Fund), as of August 31, 2003, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments and cash held as of August 31, 2003 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of the Monteagle Fixed Income Fund, Monteagle Opportunity Growth Fund, Monteagle Value Fund and Monteagle Large Cap Fund as of August 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods indicated in conformity with accounting principles generally accepted in the United States of America.


/s/ McCurdy & Associates CPA's, Inc.

McCurdy & Associates CPA's, Inc.
Westlake, Ohio  44145
September  11, 2003

Item 2. Code of Ethics.

     (a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) For purposes of this item, "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

     (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;
     (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;
     (3) Compliance with applicable governmental laws, rules, and regulations;
     (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and
     (5) Accountability for adherence to the code.

(c)      Amendments:

     During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.



(d)      Waivers:

     During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

Item 3. Audit Committee Financial Expert.

     (a) The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The committee members and the full Board considered the possibility of adding a member that would qualify as an expert. The audit committee determined that, although none of its members meet the technical definition of an audit committee financial expert, the committee has sufficient financial expertise to adequately perform its duties under the Audit Committee Charter without the addition of a qualified expert.



Item 4. Principal Accountant Fees and Services. Not applicable


Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.
              Not applicable.


Item 8. Reserved.

Item 9.  Controls and Procedures.

     (a) Based on an evaluation of the registrant's disclosure controls and procedures as of September 30, 2003, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

     (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.


Item 10.  Exhibits.
(a)(1)   Code is filed herewith.
(a)(2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.
(b)      Certification required by Item 10(b) of Form N-CSR is filed herewith.

                                                    SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Ameriprime Funds

By  /s/ Timothy Ashburn
           Timothy Ashburn,  President

Date 10/29/03


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Timothy Ashburn
           Timothy Ashburn,  President

Date     10/29/03

By  /s/ Thomas G. Napurano
            Thomas Napurano,  Treasurer and Chief Financial Officer

Date     10/29/03